Loss per Common Share (Tables)	12 Months Ended
Dec. 31, 2024
Loss per Common Share [Abstract]
Loss per Common Share
	December 31, 2024	December 31, 2023	December 31, 2022
Net loss and comprehensive loss	$(17,862)	$(1,977)	$(326)
Less deemed dividend upon redemption of Series C Preferred Stock	-	(2,549)	-
Less deemed dividend upon redemption of Series D Preferred Stock	(26)	(154)	(134)
Less dividends on Series C Preferred Stock	(681)	(991)	(950)
Less dividends on Series D Preferred Stock	(1,160)	(1,036)	(252)
Less dividends on Class A warrants	-	-	(1,012)
Net loss and comprehensive loss attributable to common stockholders for basic loss per share purposes	$(19,729)	$(6,707)	$(2,674)
Less changes in fair value of warrants’ liability	-	(6,222)	-
Net loss and comprehensive loss attributable to common stockholders for diluted loss per share purposes	$(19,729)	$(12,929)	$(2,674)

Weighted average number of common stock, basic	7,465,136	3,315,519	155,655
Effect of dilutive securities	-	56,688	-
Weighted average number of common stock, diluted	7,465,136	3,372,207	155,655

Loss per share, basic	$(2.64)	$(2.02)	$(17.18)
Loss per share, diluted	$(2.64)	$(3.83)	$(17.18)